DIRECTORS LOAN	12 Months Ended
Mar. 31, 2022
DIRECTORS LOAN
Director's Loans
9.	DIRECTOR’S LOAN

	Year ended	Year ended
	March 31, 2022	March 31, 2021
	($)	($)
Opening balance	570,000	812,119
Principal repayment	–	(300,000)
Amortization of transaction costs	74,642	57,881
Closing balance	644,642	570,000

	Year ended	Year ended
	March 31, 2022	March 31, 2021
	($)	($)
Non-current portion	644,642	570,000
Total	644,642	570,000

Finance expenses	For the year ended March 31,
	2022	2021	2020
	($)	($)	($)
Interest on loan	100,000	111,354	105,630
Amortization of transaction costs	74,642	57,881	108,768
Total	174,642	169,235	214,398

In December 2019, the Company entered into a loan extension and amendment agreement (the “Loan”) with a director and significant shareholder of the Company (the “Lender”), pursuant to which a previous loan agreement with a maturity date of November 26, 2019 was extended for five years or earlier pending the achievement of certain financing milestones. The Loan has a principal sum of $1,000,000, is unsecured and bears interest at a rate of 10% per annum. On December 13, 2021, a total of $160,000 in interest was paid.

Pursuant to the Loan, the Company issued to the Lender a loan bonus comprising of 16,000,000 common share purchase warrants (the “Warrants”) with an expiry of five years and an exercise price of $0.05 per share. Refer to note 16.